Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Business Combinations

NOTE 8: BUSINESS COMBINATIONS

On May 8, 2019, Picksy LLC (“Purchaser”), a wholly owned subsidiary of Mystic Holdings Inc., entered into Asset Purchase Agreement with MediFarm LLC (“Seller”), for the purchase of MediFarm LLC’s Blum-Desert Inn distribution facility at the purchase price of $10 million. The closing of the purchase agreement was contingent upon obtainment of approval from state of Nevada for the sale and transfer of seller’s existing Cannabis Dispensary license to Purchaser, as well as all associated state or county business licenses or permits. The company received approval of the transfer of interest (TOI) from the Cannabis Compliance Board (CCB), the State regulatory agency in December 2020.

On November 1, 2019, the company entered into an agreement to assume all management responsibilities over the operations of Blum Desert Inn distribution facility. As per the agreement, Picksy LLC would realize all the benefits and bear risks arising from the operations of Desert Inn distribution facility, as well as complete managerial authority over the operations making the Picksy LLC the primary beneficiary of Blum Desert Inn upon execution of the agreement. As per ASC 810-10 “Consolidation”, the company consolidated the financial position and result of operations as of November 1, 2019. Picksy LLC recorded its business combinations as per ASC 805-10 on November 1, 2019 when operational control was transferred from MediFarm LLC. The purchase price was adjusted downward to $9.8M to give an adjustment to inventory acquired as of November 1, 2019. $1.4M of the purchase price was allocated to tangible assets including inventory, $6.2 million of the purchase price was allocated to intangible assets, and the balance of $2.1 million was attributed to goodwill. (See Note 19- “Intangible Asset and Goodwill”).

On August 19, 2019, Picksy Reno LLC, (“Purchaser”), a wholly owned subsidiary of Mystic Holdings entered into Asset Purchase Agreement with the MediFarm I LLC (“Seller”), for the purchase of distribution facility located at Reno at the purchase price of $13.5 million. As per the agreement, the payments will consist of $9.3 million in cash and $4.2 million in a 12-month promissory note bearing 5% interest. The closing of this purchase agreement is contingent upon obtainment of approval from state and local governmental authorities for the sale and transfer of Seller’s existing State licenses to Purchaser, as well as all associated State or County business licenses and permits. The operational control of the Reno distribution facility was not transferred until January 1, 2020. The company received approval of the transfer of interest (TOI) from the Cannabis Compliance Board (CCB), the State regulatory agency in December 2020.

On January 1, 2020, Picksy Reno, LLC (‘Picksy”), a wholly owned subsidiary of Mystic Holdings Inc., entered into a Management Services Agreement with MediFarm I LLC, an unaffiliated third party, to take all management responsibilities of the MediFarm I LLC’s dispensary located at 1085 S Virginia Street, Reno, NV. In consideration of the services performed, the company will be entitled to 85% of the future net profits of the Reno Dispensary. In the event of a loss, the company will be responsible for all future shortfalls. MediFarm’ s 15% interest in the future net income of the Reno Dispensary will be applied to the selling price of related asset sale.

On October 22, 2020, in reference to Asset Purchase agreement dated on August 19, 2019 between MediFarm I LLC (the “Seller”) and Picksy Reno LLC (the “Purchaser”), the parties entered into an agreement pursuant to which Terra Tech Corp. (“Terra Tech”), Seller’s parent corporation elected to substitute the cash portion of adjusted Purchase Price of $8,332,096 for 8,332,096 shares of Mystic (Purchaser parent corporation) common stock. Mystic issued certificate representing the shares to Terra Tech within two business days after the approval of Nevada Cannabis Compliance Board (the “CCB”).